Asset Retirement Obligations - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Asset Retirement Obligations
Undiscounted cash required to settle the asset retirement obligations, excluding growth for inflation	$ 816	$ 727
Minimum
Asset Retirement Obligations
Discount rate for asset retirement obligations (percent)	2.00%	2.00%
Maximum
Asset Retirement Obligations
Discount rate for asset retirement obligations (percent)	8.50%	8.50%